Provision for Pension Plan - Underfunded Status (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Liability, Retirement and Postemployment Benefits [Abstract]
Total unfunded status	R$ 632,420	R$ 560,046